COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2025
COLLATERALIZED TRANSACTIONS [Abstract]
Margin Loans and Clients Collaterals Received and Repledged
The following table summarizes the amounts of margin loans and clients’ collaterals received and repledged by the Group as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024
Margin loan extended to margin clients*	$4,364,851	$1,888,854
Total value of securities held by margin clients	$133,458,270	$26,036,088
Margin loan received from financial institutions**	$7,234,684	$1,854,625
Total value of securities repledged to financial institutions	$10,179,699	$5,905,663

*	The amount includes margin loan receivables from WGI totaling $3.5 million and $3.6 million, net of client payables to WGI amounting to $0.2 million and $1.7 million as of March 31, 2025 and 2024.
**	Recorded in Payable to Brokers and Clearing Organizations